Commitments and Contingencies (Details) - USD ($)		3 Months Ended		11 Months Ended	12 Months Ended
	Sep. 02, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Operating bank account		$ 860,000			$ 860,000
Professional fees paid		60,000.00			60,000.00
Additional amount					100,000
Formation and operating costs					120,000
Operating costs		$ 30,000.00	$ 30,000.00	$ 30,000
Business combination cash fee	$ 4,500,000
Gross proceeds percentage	3.00%	3.00%
Additional fee					200,000
Refund amount		$ 100,000
Outstanding value					160,000
Over funding					100,000
Accrued amount		10,000.00	$ 30,000.00
Additional fee payable		200,000
Sponsor [Member]
Commitments and Contingencies (Details) [Line Items]
Total amount of cash		10,000			$ 10,000
Over-allotment [Member]
Commitments and Contingencies (Details) [Line Items]
Business combination cash fee	$ 5,230,000
Underwriters amount		$ 5,230,000